Organization and Principal Activities (Details) - Schedule of financial statement amounts and balances of the VIE and its subsidiaries - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of Financial Statement Amounts and Balances of the VIE and its Subsidiaries [Abstract]
Total assets	$ 30,147,583	$ 33,067,159
Total liabilities	$ 11,110,127	$ 14,874,342